Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 09, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INTERNATIONAL BOND FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000880268
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 09, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2014
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
INTERNATIONAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Bond Fund
Supplement [Text Block]	cik0000880268_SupplementTextBlock

American Century International Bond Funds Prospectus Supplement International Bond Fund
Supplement dated February 10, 2015 ■ Prospectus dated November 1, 2014
The following replaces the Average Annual Total Returns table on page 5 of the prospectus:

Average Annual Total Returns For the calendar year ended December 31, 2013	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-5.19%	2.20%	3.49%	—	1/7/1992
Return After Taxes on Distributions	-5.28%	1.30%	2.34%	—	1/7/1992
Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	1.41%	2.33%	—	1/7/1992
Institutional Class Return Before Taxes	-5.00%	2.40%	—	4.13%	8/2/2004
A Class[1] Return Before Taxes	-9.70%	1.02%	2.75%	—	10/27/1998
C Class Return Before Taxes	-6.15%	1.17%	—	1.57%	9/28/2007
R Class Return Before Taxes	-5.68%	1.69%	—	2.08%	9/28/2007
Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged) [2] (reflects no deduction for fees, expenses or taxes)	-3.08%	3.51%	4.35%	—
Barclays Capital Global Treasury ex-U.S. Bond Index (reflects no deduction for fees, expenses or taxes)	-4.88%	2.44%	4.15%	—	—

[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

[2]
Effective November 1, 2014, the fund's benchmark changed from the Barclays Capital Global Treasury ex-U.S. Bond Index to the Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged). The fund's investment advisor believes this index better represents the fund's portfolio composition, given the increased investment in corporate bonds.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2013
INTERNATIONAL BOND FUND | Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged) 2 (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(3.08%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	4.35%
INTERNATIONAL BOND FUND | Capital Global Treasury ex US Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Treasury ex-U.S. Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.88%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	4.15%
INTERNATIONAL BOND FUND | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 1992
INTERNATIONAL BOND FUND | INVESTOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 1992
INTERNATIONAL BOND FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.94%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 1992
INTERNATIONAL BOND FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.00%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2004
INTERNATIONAL BOND FUND | A CLASS
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(9.70%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 1998
INTERNATIONAL BOND FUND | C CLASS
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.15%)
5 Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
INTERNATIONAL BOND FUND | R CLASS
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.68%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007

[1]	Effective November 1, 2014, the fund's benchmark changed from the Barclays Capital Global Treasury ex-U.S. Bond Index to the Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged). The fund's investment advisor believes this index better represents the fund's portfolio composition, given the increased investment in corporate bonds.
[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.